Income Taxes - Domestic and Foreign Tax Pools (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Canadian Tax Pools
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Canadian oil and natural gas property expenditures	CAD 308,366	CAD 198,525
Canadian development expenditures	176,188	250,239
Canadian exploration expenditures	1,343	210
Undepreciated capital costs	228,739	256,549
Non-capital losses	337,808	151,959
Financing costs and other	46,986	69,025
Tax pools, total amount	1,099,430	926,507
U.S. Tax Pools
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	1,140,673	1,039,782
Depletion	183,406	297,252
Intangible drilling costs	204,857	388,727
Tangibles	108,631	136,969
Other	303,357	201,896
Tax pools, total amount	CAD 1,940,924	CAD 2,064,626